NON-CURRENT AND CURRENT FINANCIAL LIABILITIES - Other third party loans (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
FINANCIAL LIABILITIES AND WARRANTS
Proceeds from debt financing	€ 7,572	€ 3,145
Other third party loans
FINANCIAL LIABILITIES AND WARRANTS
Number of debt facilities	2
Third party loan, one
FINANCIAL LIABILITIES AND WARRANTS
Commitment value	€ 2,000
Term of non-termination	6 months
Interest rate margin	1.00%
Third party loan, two
FINANCIAL LIABILITIES AND WARRANTS
Proceeds from debt financing	€ 200
Effective interest rate	5.00%